UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4551

Smith Barney Equity Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: October 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY EQUITY FUNDS

SMITH BARNEY SOCIAL AWARENESS FUND

FORM N-Q

OCTOBER 31, 2005

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	October 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS — 77.0% CONSUMER DISCRETIONARY — 9.6% Internet & Catalog Retail — 0.5%
66,500	IAC/InterActiveCorp. *	$1,702,400

Media — 4.8%
46,800	McGraw-Hill Cos. Inc.	2,290,392
403,400	News Corp., Class A Shares	5,748,450
319,900	Time Warner Inc.	5,703,817
59,600	Tribune Co.	1,877,996

	Total Media	15,620,655

Multiline Retail — 1.6%
96,700	Family Dollar Stores Inc.	2,140,938
56,700	Target Corp.	3,157,623

	Total Multiline Retail	5,298,561

Specialty Retail — 2.7%
35,300	Bed Bath & Beyond Inc. *	1,430,356
102,800	Home Depot Inc.	4,218,912
51,600	Lowe’s Cos. Inc.	3,135,732

	Total Specialty Retail	8,785,000

	TOTAL CONSUMER DISCRETIONARY	31,406,616

CONSUMER STAPLES — 8.7% Beverages — 1.4%
75,800	PepsiCo Inc.	4,478,264

Food & Staples Retailing — 3.4%
59,100	Costco Wholesale Corp.	2,858,076
113,400	CVS Corp.	2,768,094
179,800	Sysco Corp.	5,737,418

	Total Food & Staples Retailing	11,363,588

Household Products — 3.9%
79,400	Colgate-Palmolive Co.	4,205,024
83,300	Kimberly-Clark Corp.	4,734,772
68,250	Procter & Gamble Co.	3,821,317

	Total Household Products	12,761,113

	TOTAL CONSUMER STAPLES	28,602,965

ENERGY — 3.7% Energy Equipment & Services — 0.7%
31,700	GlobalSantaFe Corp.	1,412,235
15,500	Noble Corp.	997,890

	Total Energy Equipment & Services	2,410,125

Oil, Gas & Consumable Fuels — 3.0%
147,972	BP PLC, Sponsored ADR	9,825,341

	TOTAL ENERGY	12,235,466

FINANCIALS — 14.2% Capital Markets — 2.9%
30,400	Lehman Brothers Holdings Inc.	3,637,968
44,000	Merrill Lynch & Co. Inc.	2,848,560
54,300	Morgan Stanley	2,954,463

	Total Capital Markets	9,440,991

Commercial Banks — 5.2%
83,600	Comerica Inc.	4,830,408
105,700	Wells Fargo & Co.	6,363,140
80,600	Zions Bancorporation	5,921,682

	Total Commercial Banks	17,115,230

See Notes to Schedule of Investments. 1

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

SHARES	SECURITY	VALUE

Consumer Finance — 1.5%
101,700	American Express Co.	$5,061,609

Diversified Financial Services — 1.8%
20,340	Ameriprise Financial Inc. *	757,055
139,132	JPMorgan Chase & Co.	5,095,014

	Total Diversified Financial Services	5,852,069

Insurance — 2.8%
89,225	American International Group Inc.	5,781,780
20	Berkshire Hathaway Inc., Class A Shares *	1,718,000
23,100	Hartford Financial Services Group Inc.	1,842,225

	Total Insurance	9,342,005

	TOTAL FINANCIALS	46,811,904

HEALTH CARE — 12.4% Biotechnology — 2.3%
99,300	Amgen Inc. *	7,522,968

Health Care Equipment & Supplies — 1.8%
80,500	Baxter International Inc.	3,077,515
115,100	Boston Scientific Corp. *	2,891,312

	Total Health Care Equipment & Supplies	5,968,827

Health Care Providers & Services — 0.8%
35,400	WellPoint Inc. *	2,643,672

Pharmaceuticals — 7.5%
112,500	Eli Lilly & Co.	5,601,375
91,600	Johnson & Johnson	5,735,992
147,600	Pfizer Inc.	3,208,824
150,800	Schering-Plough Corp.	3,067,272
154,600	Teva Pharmaceutical Industries Ltd., Sponsored ADR	5,893,352
34,500	Watson Pharmaceuticals Inc. *	1,192,320

	Total Pharmaceuticals	24,699,135

	TOTAL HEALTH CARE	40,834,602

INDUSTRIALS — 9.1% Air Freight & Logistics — 1.3%
58,400	United Parcel Service Inc., Class B Shares	4,259,696

Airlines — 1.2%
250,962	Southwest Airlines Co.	4,017,902

Commercial Services & Supplies — 1.1%
64,500	Avery Dennison Corp.	3,653,925

Industrial Conglomerates — 2.4%
34,400	3M Co.	2,613,712
198,700	Tyco International Ltd.	5,243,693

	Total Industrial Conglomerates	7,857,405

Machinery — 3.1%
126,000	Danaher Corp.	6,564,600
40,700	Illinois Tool Works Inc.	3,449,732

	Total Machinery	10,014,332

	TOTAL INDUSTRIALS	29,803,260

INFORMATION TECHNOLOGY — 12.1% Communications Equipment — 3.0%
353,000	Cisco Systems Inc. *	6,159,850
75,800	Motorola Inc.	1,679,728
128,400	Nokia Oyj, Sponsored ADR	2,159,688

	Total Communications Equipment	9,999,266

See Notes to Schedule of Investments. 2

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

SHARES		SECURITY	VALUE

Computers & Peripherals — 4.5%
163,800		Dell Inc. *	$5,221,944
218,700		EMC Corp. *	3,053,052
46,000		International Business Machines Corp.	3,766,480
94,800		Network Appliance Inc. *	2,593,728

		Total Computers & Peripherals	14,635,204

IT Services — 1.9%
61,600		Accenture Ltd., Class A Shares	1,620,696
98,200		Automatic Data Processing Inc.	4,582,012

		Total IT Services	6,202,708

Semiconductors & Semiconductor Equipment — 1.5%
140,100		Intel Corp.	3,292,350
61,800		Texas Instruments Inc.	1,764,390

		Total Semiconductors & Semiconductor Equipment	5,056,740

Software — 1.2%
299,800		Oracle Corp. *	3,801,464

		TOTAL INFORMATION TECHNOLOGY	39,695,382

MATERIALS — 3.6% Chemicals — 2.2%
43,500		Air Products & Chemicals Inc.	2,489,940
95,800		Huntsman Corp. *	1,904,504
57,800		Praxair Inc.	2,855,898

		Total Chemicals	7,250,342

Metals & Mining — 1.4%
182,400		Alcoa Inc.	4,430,496

		TOTAL MATERIALS	11,680,838

TELECOMMUNICATION SERVICES — 2.0% Diversified Telecommunication Services — 2.0%
116,900		BellSouth Corp.	3,041,738
114,700		Verizon Communications Inc.	3,614,197

		TOTAL TELECOMMUNICATION SERVICES	6,655,935

UTILITIES — 1.6% Electric Utilities — 1.0%
39,800		FPL Group Inc.	1,713,788
44,100		Southern Co.	1,543,059

		Total Electric Utilities	3,256,847

Multi-Utilities — 0.6%
57,600		PG&E Corp.	2,095,488

		TOTAL UTILITIES	5,352,335

		TOTAL COMMON STOCKS (Cost — $180,524,550)	253,079,303

FACE AMOUNT	RATING‡

CORPORATE BONDS & NOTES — 10.8% Airlines — 0.1%
$217,903	A+	Southwest Airlines Co., Pass-Through Certificates, Series A3, 8.700% due 7/1/11	234,301

Capital Markets — 1.2%
2,000,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10	1,953,188
See Notes to Schedule of Investments. 3

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Capital Markets — 1.2% (continued)
$2,000,000	A+	Merrill Lynch & Co. Inc., Medium-Term Notes, Series C, 5.000% due 1/15/15	$1,952,752

		Total Capital Markets	3,905,940

Computers & Peripherals — 0.6%
2,000,000	A+	International Business Machines Corp., Medium-Term Notes, 4.375% due 6/1/09	1,972,826

Consumer Finance — 0.6%
2,000,000	A+	American Express Credit Corp., Notes, 3.000% due 5/16/08	1,913,194

Diversified Financial Services — 2.4%
2,000,000	AAA	Berkshire Hathaway Financial Corp., 4.850% due 1/15/15	1,947,578
2,000,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series J, 5.500% due 8/1/06	2,012,066
2,000,000	A	HSBC Finance Corp., Notes, 4.125% due 12/15/08	1,951,938
2,000,000	A+	JPMorgan Chase & Co., Senior Notes, 5.250% due 5/30/07	2,016,470

		Total Diversified Financial Services	7,928,052

Diversified Telecommunication Services — 1.2%
2,000,000	BBB+	Telecom Italia Capital SA, 5.250% due 11/15/13	1,958,450
2,000,000	A+	Verizon New England Inc., Senior Notes, 6.500% due 9/15/11	2,067,200

		Total Diversified Telecommunication Services	4,025,650

Media — 1.9%
1,000,000	BBB+	Comcast Corp., Bonds, Class A, 5.650% due 6/15/35	897,228
2,000,000	BBB+	Historic TW Inc., Senior Notes, 6.875% due 6/15/18	2,143,242
1,000,000	BBB+	Viacom Inc., 6.400% due 1/30/06	1,004,353
2,000,000	A-	Walt Disney Co., Senior Notes, Series B, 6.750% due 3/30/06	2,017,838

		Total Media	6,062,661

Multiline Retail — 0.6%
2,000,000	A+	Target Corp., Notes, 5.875% due 3/1/12	2,096,534

Road & Rail — 0.7%
2,000,000	BBB+	Norfolk Southern Corp., Senior Notes, 7.250% due 2/15/31	2,394,638

Specialty Retail — 0.9%
3,000,000	AA	Home Depot Inc., Senior Notes, 3.750% due 9/15/09	2,885,295

Wireless Telecommunication Services — 0.6%
2,000,000	A-	Sprint Capital Corp., 6.125% due 11/15/08	2,061,196

		TOTAL CORPORATE BONDS & NOTES (Cost — $36,519,800)	35,480,287

ASSET-BACKED SECURITY — 0.3% Automobiles — 0.3%
1,025,000	AAA	Harley-Davidson Motorcycle Trust, Series 2003-4, Class A2, 2.690% due 4/15/11 (Cost — $1,011,342)	997,112

COLLATERALIZED MORTGAGE OBLIGATION — 0.6%
2,000,000	AAA	Federal National Mortgage Association (FNMA), Series 2003-67, Class GN, PAC, 3.500% due 1/25/25 (Cost — $1,971,890)	1,958,321

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.0% U.S. Government Agencies — 2.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
3,000,000		3.500% due 9/15/07	2,942,781
2,000,000		6.875% due 9/15/10	2,182,106
See Notes to Schedule of Investments. 4

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	SECURITY	VALUE

U.S. Government Agencies — 2.7% (continued)
	Federal National Mortgage Association (FNMA):
$2,000,000	4.375% due 7/17/13	$1,915,216
2,000,000	4.625% due 10/15/14	1,957,114

	Total U.S. Government Agencies	8,997,217

U.S. Government Obligations — 5.3%
	U.S. Treasury Bonds:
2,000,000	7.500% due 11/15/16	2,482,422
1,500,000	7.125% due 2/15/23	1,900,840
3,500,000	6.000% due 2/15/26	4,024,727
	U.S. Treasury Notes:
1,000,000	3.625% due 4/30/07	989,180
2,000,000	6.500% due 2/15/10	2,157,032
1,500,000	5.000% due 8/15/11	1,539,377
2,000,000	4.250% due 11/15/14	1,951,798
1,500,000	4.250% due 8/15/15	1,464,141
1,041,760	Inflation Indexed, 2.000% due 7/15/14	1,044,812

	Total U.S. Government Obligations	17,554,329

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $26,974,560)	26,551,546

MORTGAGE-BACKED SECURITIES — 2.9% FHLMC — 0.7%
2,359,951	Federal Home Loan Mortgage Corp. (FHLMC), Gold, 5.000% due 3/1/19	2,331,041

FNMA — 2.2%
	Federal National Mortgage Association (FNMA):
3,740,889	5.500% due 9/1/18-1/1/33	3,718,717
399	6.500% due 3/1/29	411
1,735,378	5.000% due 10/1/34	1,674,135
1,830,141	4.100% due 2/1/35 (a)	1,784,015

	Total FNMA	7,177,278

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $9,749,039)	9,508,319

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $256,751,181)	327,574,888

SHORT-TERM INVESTMENT — 0.3% Repurchase Agreement — 0.3%
848,000	Interest in $687,604,000 joint tri-party repurchase agreement dated 10/31/05 with Banc of America Securities LLC, 4.000% due 11/1/05; Proceeds at maturity - $848,094; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 7.250% due 11/10/05 to 8/6/38; Market value — $864,961) (Cost — $848,000)	848,000

	TOTAL INVESTMENTS — 99.9% (Cost — $257,599,181#)	328,422,888
	Other Assets in Excess of Liabilities — 0.1%	312,197

	TOTAL NET ASSETS — 100.0%	$328,735,085

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service. All ratings are unaudited.
(a)	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2005.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR – American Depositary Receipt PAC – Planned Amortization Cost

See Notes to Schedule of Investments. 5

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard &Poor’s Ratings Service (“Standard & Poor’s”)— Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA —	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA —	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A —	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB —	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, — CCC, CC and C	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D —	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR —	Indicates that the bond is not rated by Standard & Poor’s, Moody’s Investors Service or Fitch Ratings.

6

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Social Awareness Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Equity Funds (“Trust”). The Trust, a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$79,306,022
Gross unrealized depreciation	(8,482,315)

Net unrealized appreciation	$70,823,707

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Equity Funds

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 30, 2005

By: /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer
Date: December 30, 2005